Expense Example - PGIM QMA Commodity Strategies Fund	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years
USD ($)	57	195	344	780	72	250	443	1,002